Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value
Assets and liabilities measured at fair value on a recurring basis

        The following table represents assets and liabilities reported on the consolidated statements of condition at their fair value as of December 31, 2011 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Residential mortgage-backed securities
Available-for-sale	$4,969,263	$—	$4,929,658	$39,605
States and political subdivisions
Available-for-sale	224,761	—	224,761	—
Other
Available-for-sale	19,891	19,891	—	—

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2010 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
U.S. Treasury securities
Available-for-sale	$1,327	$—	$1,327	$—
Residential mortgage-backed securities
Available-for-sale	4,924,468	—	4,878,440	46,028
States and political subdivisions
Available-for-sale	145,997	—	145,997	—
Other
Available-for-sale	14,665	14,665	—	—

Reconciliation of activity for mortgage-backed securities on a net basis

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2010	$46,028
Principal paydowns	(5,420)
Total unrealized gains (losses) included in:
Other comprehensive income	(26)
Net income	(977)

Balance at December 31, 2011	$39,605

Assets measured at fair value on a non-recurring basis

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$81,723	$—	$—	$81,723	$15,457
Other real estate owned	34,631	—	—	34,631	9,509

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$24,034	$—	$—	$24,034	$(114)
Other real estate owned	4,304	—	—	4,304	719